Summary of Significant Accounting Policies (Details)		6 Months Ended			12 Months Ended
	Aug. 04, 2023	Jun. 30, 2024 USD ($) shares	Jun. 30, 2024 CNY (¥) shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($)	Jun. 30, 2024 ¥ / shares	Jun. 30, 2024 HKD ($)	Dec. 14, 2023	May 01, 2015 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Percentage of deposit	50.00%
Deposit for commercial note issuance					$ 1,976,675
Percent of note payable								50.00%
Deposits		1,382,495			205,637		$ 500,000		¥ 500,000
Allowance for credit loss		7,831,776			8,016,322
Inventory valuation allowance		2,845,727
Long-term investments		84,295		(53,486)	(3,016)
Deferred government grants		107,912		187,636
Deferred government		$ 2,752,092			$ 2,816,941
Q&A session fees description		The Q&A session is usually provided by chosen Mentors or Experts within a course of a 72-hour period. The Company charges 30% of the Q&A fees as a facilitator of online services. The Q&A fees are allocated to the Company and chosen Mentors or Experts automatically by the APP on a 30%/70% split upon completion of Q&A sessions. The Company recognizes this online service fees as revenue at completion of Q&A sessions on a net basis, i.e., in the amount of 30% of allocated Q&A fees, as the Company merely provides a platform for its Users and is not the primary obligor of the Q&A session, neither has risks and rewards as principal.	The Q&A session is usually provided by chosen Mentors or Experts within a course of a 72-hour period. The Company charges 30% of the Q&A fees as a facilitator of online services. The Q&A fees are allocated to the Company and chosen Mentors or Experts automatically by the APP on a 30%/70% split upon completion of Q&A sessions. The Company recognizes this online service fees as revenue at completion of Q&A sessions on a net basis, i.e., in the amount of 30% of allocated Q&A fees, as the Company merely provides a platform for its Users and is not the primary obligor of the Q&A session, neither has risks and rewards as principal.
Annual rate (in Yuan Renminbi) | ¥			¥ 299
Revenue		$ 341,528		349,049
Service costs		$ 281,030		$ 585,006
Restricted share units (in Shares) | shares		303,543	303,543	1,278,159
Revenue		$ 22,265,782		$ 20,089,164
Percentage of account receivable		75.00%					75.00%
Electrolytic Copper [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit for commercial note issuance		$ 21,984,752		19,504,158
Guizhou New Energy [Member]`
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage		49.00%	49.00%
Sunrise Guizhou [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage		60.65%	60.65%		37.81%
GMB Culture [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage		49.00%	49.00%		49.00%
Shidong Cloud [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage		25.00%	25.00%		25.00%
Shidong Trading [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage		40.00%	40.00%		40.00%
GMB (Beijing) [Member]
Summary of Significant Accounting Policies [Line Items]
Ownership interest percentage					49.00%
Client One [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue		$ 13,241,568		$ 8,291,015
Total revenues, percentage		59.00%		40.00%			59.00%
Account receivable		$ 9,483,251		$ 2,008,773
Percentage of account receivable				22.00%
Client Two [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue				$ 8,156,554
Total revenues, percentage				39.00%
Account receivable				$ 1,932,857
Percentage of account receivable				22.00%
Client Three [Member]
Summary of Significant Accounting Policies [Line Items]
Account receivable				$ 1,884,206
Percentage of account receivable				21.00%
Client Four [Member]
Summary of Significant Accounting Policies [Line Items]
Account receivable				$ 1,340,182
Percentage of account receivable				15.00%
Guizhou New Energy [Member]`
Summary of Significant Accounting Policies [Line Items]
Equity interest percentage		39.35%					39.35%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Initial terms ranging		2 years					2 years
Land use rights, useful lives		40 years					40 years
Estimated useful lives		5 years					5 years
Price per share relating to course of program (in Yuan Renminbi per share) | ¥ / shares						¥ 9.9
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Initial terms ranging		3 years					3 years
Land use rights, useful lives		50 years					50 years
Estimated useful lives		10 years					10 years
Price per share relating to course of program (in Yuan Renminbi per share) | ¥ / shares						¥ 299